JPMorgan SmartRetirement® 2055 Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.9%
Fixed Income — 8.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	3,018	31,151
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,895	93,362
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	731	4,530
JPMorgan High Yield Fund Class R6 Shares (a)	2,529	16,334
Total Fixed Income		145,377
International Equity — 10.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	546	17,175
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,729	46,085
JPMorgan International Equity Fund Class R6 Shares (a)	6,266	127,581
Total International Equity		190,841
U.S. Equity — 48.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	5,315	204,033
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	262	13,349
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	648	12,740
JPMorgan Small Cap Value Fund Class R6 Shares (a)	505	12,902
JPMorgan U.S. Equity Fund Class R6 Shares (a)	9,118	214,827
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,203	214,686
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,426	206,035
Total U.S. Equity		878,572
Total Investment Companies (Cost $907,185)		1,214,790
Exchange-Traded Funds — 31.3%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	90	8,477
JPMorgan Realty Income ETF (a)	527	25,378
Total Alternative Assets		33,855
International Equity — 25.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,534	58,708
JPMorgan Global Select Equity ETF (a)	2,835	167,068
JPMorgan International Research Enhanced Equity ETF (a)	3,716	236,766
Total International Equity		462,542
U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	799	72,023
Total Exchange-Traded Funds (Cost $485,649)		568,420
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $1,194)	1,194	1,195

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (c) (Cost $31,666)	31,666	31,666
Total Investments — 100.1% (Cost $1,425,694)		1,816,071
Liabilities in Excess of Other Assets — (0.1)%		(986)
NET ASSETS — 100.0%		1,815,085

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	570	06/20/2025	USD	31,666	(535)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$568,420	$—	$—	$568,420
Investment Companies	1,214,790	—	—	1,214,790

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$1,195	$—	$1,195
Short-Term Investments
Investment Companies	31,666	—	—	31,666
Total Investments in Securities	$1,814,876	$1,195	$—	$1,816,071
Depreciation in Other Financial Instruments
Futures Contracts	$(535)	$—	$—	$(535)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$55,423	$15,125	$12,093	$125	$128	$58,708	1,534	$1,414	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,947	971	1,066	115	510	8,477	90	181	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	67,897	12,996	10,834	1,034	930	72,023	799	737	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	7,398	828	8,260	(808)	842	—	—	442	—
JPMorgan Core Bond Fund Class R6 Shares (a)	28,662	3,489	1,625	(171)	796	31,151	3,018	938	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	86,000	10,789	4,934	(736)	2,243	93,362	12,895	3,389	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,108	539	178	(13)	74	4,530	731	224	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	16,160	2,397	1,434	8	44	17,175	546	277	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	43,482	6,501	4,546	85	563	46,085	2,729	1,089	—
JPMorgan Global Select Equity ETF (a)	156,758	19,852	5,226	(88)	(4,228)	167,068	2,835	1,008	2,203
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	189,886	51,008	20,324	196	(16,733)	204,033	5,315	—	10,925
JPMorgan High Yield Fund Class R6 Shares (a)	7,429	9,041	226	(5)	95	16,334	2,529	443	—
JPMorgan International Equity Fund Class R6 Shares (a)	120,573	23,366	19,175	20	2,797	127,581	6,266	4,067	—
JPMorgan International Research Enhanced Equity ETF (a)	224,407	40,498	32,425	(353)	4,639	236,766	3,716	6,982	—
JPMorgan Realty Income ETF (a)	23,780	3,168	3,838	(187)	2,455	25,378	527	421	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	12,606	3,473	1,801	135	(1,064)	13,349	262	68	1,069
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	12,071	3,337	1,772	131	(1,027)	12,740	648	105	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	11,672	3,684	1,656	111	(909)	12,902	505	104	668
JPMorgan U.S. Equity Fund Class R6 Shares (a)	199,598	43,222	17,467	1,391	(11,917)	214,827	9,118	1,119	11,169
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (c)	29,898	176,744	174,976	—	—	31,666	31,666	1,133	—

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$199,449	$35,179	$11,850	$748	$(8,840)	$214,686	5,203	$1,726	$10,270
JPMorgan Value Advantage Fund Class R6 Shares (a)	192,082	40,107	28,512	2,249	109	206,035	5,426	3,445	15,535
Total	$1,697,286	$506,314	$364,218	$3,987	$(28,493)	$1,814,876		$29,312	$51,839

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2025.
*	Non-income producing security.